Cash flow information - Gross debt (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow information
Restricted cash	¥ 1,060,427	¥ 2,280,499
Cash and cash equivalents	1,399,370	3,055,194	¥ 1,077,875	¥ 565,027
Financial assets at fair value through profit or loss	2,071,653	1,487,871
Lease liabilities (Note 17)	(154,890)	(134,219)
-due within one year	(57,417)	(86,104)
-due after one year	(97,473)	(48,115)
Borrowings - repayable within one year	(815,260)	(2,283,307)
Net debt	3,561,300	4,406,038	¥ 2,800,876	¥ 3,506,770
Cash and liquid investments	4,531,450	6,823,564
Gross debt - fixed interest rates	¥ (970,150)	¥ (2,417,526)